EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic

Basic earnings per share is calculated by dividing net income attributable to shareholders of Tricon by the sum of the weighted average number of shares outstanding and vested deferred share units during the period.

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2023	2022

Net income from continuing operations	$121,824	$779,374
Non-controlling interest	7,634	5,539
Net income attributable to shareholders of Tricon from continuing operations	114,190	773,835
Net income attributable to shareholders of Tricon from discontinued operations	—	35,106
Net income attributable to shareholders of Tricon	$114,190	$808,941

Weighted average number of common shares outstanding	272,320,337	272,972,697
Adjustments for vested units	1,337,114	1,510,567
Weighted average number of common shares outstanding for basic earnings per share	273,657,451	274,483,264

Basic earnings per share
Continuing operations	$0.42	$2.82
Discontinued operations	—	0.13
Basic earnings per share	$0.42	$2.95
Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of shares outstanding to assume conversion of all potentially dilutive shares. The Company has four categories of potentially dilutive shares: stock options (Note 31), restricted shares (Note 29), deferred share units (Note 31) and the preferred units issued by the Affiliate that are exchangeable into the common shares of the Company (Note 20). For the stock options, the number of dilutive shares is based on the number of shares that could have been acquired at fair value with the assumed proceeds, if any, from their exercise (determined using the average market price of the Company’s shares for the period then ended). For restricted shares and deferred share units, the number of dilutive shares is equal to the total number of unvested restricted shares and deferred share units. For the exchangeable preferred units, the number of dilutive shares is based on the number of common shares into which the elected amount would then be exchangeable. The number of shares calculated as described above is comparable to the number of shares that would have been issued assuming the vesting of the stock compensation arrangement and the exchange of preferred units.
Stock options, restricted shares and deferred share units
For the year ended December 31, 2023, the Company’s stock compensation plans resulted in 1,886,348 dilutive share units (2022 - 1,790,235), given that it would be advantageous to the holders to exercise their associated rights to acquire common shares, as the exercise prices of these potential shares are below the Company's average market share price for the period. Unvested restricted shares and deferred share units are always considered dilutive as there is no price to the holder associated with receiving or exercising their entitlement, respectively.
Preferred units issued by the Affiliate
For the year ended December 31, 2023, the impact of exchangeable preferred units of Tricon PIPE LLC (Note 20) was anti-dilutive, as the associated interest expense, net of tax, and the fair value loss on derivative financial instruments would result in increased earnings per share upon the exchange of the underlying preferred units. Therefore, in computing the diluted weighted average common shares outstanding and the associated earnings per share amounts for the year ended December 31, 2023, the impact of the preferred units was excluded (2022 - included).

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2023	2022

Net income attributable to shareholders of Tricon from continuing operations	$114,190	$773,835
Adjustment for preferred units interest expense - net of tax	—	18,410
Fair value gain on exchange and prepayment options of preferred units	—	(175,848)
Adjusted net income attributable to shareholders of Tricon from continuing operations	114,190	616,397
Net income attributable to shareholders of Tricon from discontinued operations	—	35,106
Adjusted net income attributable to shareholders of Tricon	$114,190	$651,503

Weighted average number of common shares outstanding	273,657,451	274,483,264
Adjustments for stock compensation	1,886,348	1,790,235
Adjustments for preferred units	—	34,826,994
Weighted average number of common shares outstanding for diluted earnings per share	275,543,799	311,100,493

Diluted earnings per share
Continuing operations	$0.41	$1.98
Discontinued operations	—	0.11
Diluted earnings per share	$0.41	$2.09